INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 30, 2021 TO THE PROSPECTUSES AND STATEMENT OF

ADDITIONAL INFORMATION DATED FEBRUARY 26, 2021, OF:

Invesco Emerging Markets Sovereign Debt ETF (PCY)

Invesco Global Short Term High Yield Bond ETF (PGHY)

Invesco International Corporate Bond ETF (PICB)

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)

(collectively, the “Funds”)

Effective May 7, 2021, Jeffrey W. Kernagis is no longer a Portfolio Manager of the Funds. Accordingly, on that date, all information and references related to him are removed from the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-TRUST II-SUMSTATSAI-SUP 043021